FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of general summary of foreign currency - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of general summary of foreign currency [Line Items]
Total assets	$ 939,992	$ 1,370,586
Total liabilities	2,674,767	2,446,785
Argentina, Pesos
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of general summary of foreign currency [Line Items]
Total assets	46,667	72,275
Total liabilities	254,731	237,687
Net position
Net position	(208,064)	(165,412)
Brazil, Brazil Real
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of general summary of foreign currency [Line Items]
Total assets	62,150	117,532
Total liabilities	83,218	54,605
Net position
Net position	(21,068)	62,927
Chile, Pesos
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of general summary of foreign currency [Line Items]
Total assets	232,162	594,858
Total liabilities	1,086,087	862,274
Net position
Net position	(853,925)	(267,416)
Colombia, Pesos
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of general summary of foreign currency [Line Items]
Total assets	7,552	8,598
Total liabilities	6,766	9,971
Net position
Net position	786	(1,373)
Euro Member Countries, Euro
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of general summary of foreign currency [Line Items]
Total assets	59,305	80,756
Total liabilities	127,742	101,092
Net position
Net position	(68,437)	(20,336)
United States of America, Dollars
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of general summary of foreign currency [Line Items]
Total assets	346,812	76,487
Total liabilities	998,268	1,071,190
Net position
Net position	(651,456)	(994,703)
Other Currency
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of general summary of foreign currency [Line Items]
Total assets	185,344	420,080
Total liabilities	117,955	109,966
Net position
Net position	$ 67,389	$ 310,114